PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 1.6%
Hexcel Corp.	721,564	$ 52,522,644
Auto Components 0.6%
Aptiv PLC(a)	298,011	19,084,624
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.*	325,076	36,954,640
BioMarin Pharmaceutical, Inc.*	198,223	16,301,860
Sage Therapeutics, Inc.*	57,804	9,934,773
		63,191,273
Capital Markets 2.7%
Moody’s Corp.	215,707	39,448,496
TD Ameritrade Holding Corp.(a)	958,895	47,705,026
		87,153,522
Chemicals 1.1%
FMC Corp.	495,475	36,392,639
Commercial Services & Supplies 1.6%
Cintas Corp.(a)	239,338	53,092,348
Communications Equipment 0.4%
Arista Networks, Inc.*	55,629	13,606,297
Construction & Engineering 1.5%
Quanta Services, Inc.	1,446,266	50,272,206
Construction Materials 1.1%
Vulcan Materials Co.	288,543	36,041,906
Consumer Finance 1.0%
SLM Corp.	3,409,645	32,425,724
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc.*	325,242	44,577,668
Electrical Equipment 2.2%
AMETEK, Inc.	869,522	71,205,157

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp. (Class A Stock)	456,651	$ 39,728,637
CDW Corp.	632,055	62,219,494
		101,948,131
Entertainment 1.1%
Take-Two Interactive Software, Inc.*	323,104	34,943,698
Equity Real Estate Investment Trusts (REITs) 3.6%
Equinix, Inc.	85,202	41,390,280
SBA Communications Corp.*	355,993	77,040,445
		118,430,725
Food & Staples Retailing 1.1%
US Foods Holding Corp.*	1,010,440	34,920,806
Food Products 1.6%
Lamb Weston Holdings, Inc.(a)	530,423	31,427,563
McCormick & Co., Inc.	134,081	20,921,999
		52,349,562
Health Care Equipment & Supplies 5.8%
DexCom, Inc.*	99,052	12,015,008
Edwards Lifesciences Corp.*	324,321	55,361,595
Hill-Rom Holdings, Inc.	507,054	48,753,242
Insulet Corp.*(a)	249,047	27,342,870
Teleflex, Inc.	160,204	46,186,813
		189,659,528
Health Care Providers & Services 2.2%
Centene Corp.*	1,251,925	72,298,669
Health Care Technology 0.5%
Teladoc Health, Inc.*(a)	286,381	16,644,464
Hotels, Restaurants & Leisure 4.1%
Domino’s Pizza, Inc.	82,885	23,166,357
Dunkin’ Brands Group, Inc.	459,780	34,124,872
Hilton Worldwide Holdings, Inc.	582,594	52,107,207
Vail Resorts, Inc.	110,619	23,795,253
		133,193,689

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.1%
Church & Dwight Co., Inc.	466,056	$ 34,679,227
Industrial Conglomerates 2.0%
Roper Technologies, Inc.	194,532	66,903,445
Interactive Media & Services 0.5%
Pinterest, Inc. (Class A Stock)*(a)	686,098	17,097,562
Internet & Direct Marketing Retail 0.9%
Etsy, Inc.*(a)	468,226	29,175,162
IT Services 10.2%
Fidelity National Information Services, Inc.	383,864	46,178,839
Fiserv, Inc.*(a)	540,727	46,426,820
FleetCor Technologies, Inc.*	207,427	53,559,726
Global Payments, Inc.	445,388	68,607,567
Shopify, Inc. (Canada) (Class A Stock)*	68,059	18,709,419
Worldpay, Inc. (Class A Stock)*	824,223	100,258,486
		333,740,857
Life Sciences Tools & Services 2.4%
IQVIA Holdings, Inc.*	432,907	58,810,416
Mettler-Toledo International, Inc.*	28,730	20,774,376
		79,584,792
Machinery 1.8%
Fortive Corp.	373,469	28,439,664
IDEX Corp.	201,478	30,767,706
		59,207,370
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Starwood Property Trust, Inc.(a)	1,909,998	42,115,456
Multiline Retail 1.9%
Dollar General Corp.	491,155	62,514,208
Oil, Gas & Consumable Fuels 1.5%
Noble Energy, Inc.(a)	1,259,414	26,951,460
Targa Resources Corp.	535,863	20,609,291
		47,560,751

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 1.8%
Catalent, Inc.*(a)	671,736	$ 30,563,988
Zoetis, Inc.	271,415	27,426,486
		57,990,474
Professional Services 4.8%
CoStar Group, Inc.*	107,850	54,964,674
IHS Markit Ltd.*(a)	1,108,415	63,611,937
Verisk Analytics, Inc.	274,264	38,396,960
		156,973,571
Real Estate Management & Development 2.6%
CBRE Group, Inc. (Class A Stock)*	1,301,198	59,464,749
Howard Hughes Corp. (The)*	255,544	26,280,145
		85,744,894
Road & Rail 0.7%
J.B. Hunt Transport Services, Inc.	252,011	21,456,216
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices, Inc.	593,608	57,354,405
Lam Research Corp.	60,344	10,536,666
Marvell Technology Group Ltd.(a)	3,378,455	75,339,547
Microchip Technology, Inc.(a)	561,746	44,956,532
Universal Display Corp.(a)	194,344	28,554,964
		216,742,114
Software 11.3%
Coupa Software, Inc.*(a)	184,212	20,117,792
Guidewire Software, Inc.*(a)	482,512	48,502,106
HubSpot, Inc.*	182,132	31,559,833
New Relic, Inc.*	176,788	17,735,372
Palo Alto Networks, Inc.*(a)	301,740	60,390,244
Paycom Software, Inc.*(a)	94,827	20,112,807
Proofpoint, Inc.*	299,933	33,700,472
ServiceNow, Inc.*	290,070	75,978,035
Splunk, Inc.*	554,034	63,154,336
		371,250,997
Specialty Retail 7.1%
Advance Auto Parts, Inc.	342,972	53,160,660

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Burlington Stores, Inc.*	299,165	$ 46,843,256
Five Below, Inc.*	189,634	24,411,585
Ross Stores, Inc.	576,652	53,622,869
Ulta Beauty, Inc.*	168,142	56,055,180
		234,093,550

Total Long-Term Investments (cost $2,050,002,123)		3,230,785,926

Short-Term Investments 13.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	57,637,104	57,637,104
PGIM Institutional Money Market Fund (cost $372,188,439; includes $371,329,053 of cash collateral for securities on loan)(b)(w)	372,148,728	372,223,158

Total Short-Term Investments (cost $429,825,543)		429,860,262

TOTAL INVESTMENTS 111.8% (cost $2,479,827,666)		3,660,646,188
Liabilities in excess of other assets (11.8)%		(386,220,194)

Net Assets 100.0%		$ 3,274,425,994

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $359,010,542; cash collateral of $371,329,053 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Company’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).